Tangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Tangible assets.
Schedule of changes in Tangible assets in the consolidated balance sheet

Property, Plant and Equipment

Cost:
Balances at January 1, 2016	10,632
Additions	1,096
Disposals	(114)
Balances at December 31, 2016	11,614
Additions	1,816
Disposals	(123)
Balances at December 31, 2017	13,307

Accumulated depreciation:
Balances at January 1, 2016	(5,085)
Additions	(953)
Disposals	116
Balances at December 31, 2016	(5,922)
Additions	(1,010)
Disposals	123
Balances at December 31, 2017	(6,809)

Balances at December 31, 2016	5,692
Balances at December 31, 2017	6,498

Schedule of future minimum lease payments required under the Bank's operating leases

	12/31/2017
		Other Operating
Operating Lease Due	Fibra Uno	Leases	Total

2018	276	1,393	1,669
2019	276	1,062	1,338
2020	276	828	1,104
2021	276	683	959
2022	276	518	794
2023 and thereafter	2,572	1,254	3,826
Total commitments for minimum payments under operating lease	3,952	5,738	9,690

Detail by asset class of Tangible assets for own use in the consolidated balance sheet

		Accumulated
	Cost	Depreciation	Impairment Losses	Carrying Amount

Buildings	7,900	(3,902)	—	3,998
IT equipment and fixtures	2,036	(1,082)	—	954
Furniture and vehicles	1,568	(938)	—	630
Others	110	—	—	110
Balances at December 31, 2016	11,614	(5,922)	—	5,692

Buildings	8,057	(4,492)	—	3,565
IT equipment and fixtures	2,857	(1,290)	—	1,567
Furniture and vehicles	1,670	(1,027)	—	643
Others	723	—	—	723
Balances at December 31, 2017	13,307	(6,809)	—	6,498